Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Straight-Line Method Over Estimated Useful Lives	Depreciation is computed using the straight-line method over estimated useful lives as follows:
Useful Life (Years)

Equipment	5
Warehouse equipment	2-7
Furniture and fixtures	1-3
Transportation equipment	1-5
Leasehold improvements	2-5
Showroom inventory	5

Schedule of Major Categories of Assets and Liabilities Measured at Fair Value	Included in the following table are the Company’s major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 (in thousands):
	Fair Value Measurement at December 31, 2022
Description	Level 1	Level 2	Level 3	Total
Assets:
Derivative instruments
Interest rate swap	$-	$3,178	$-	$3,178

Schedule of Increase to the Deferred Tax Liability	Increase in long-term liabilities of $4.5 million, relating to an increase to the deferred tax liability as a result of the changes described above.
	As Originally
	Reported		Adjustments	As Restated
Current assets	$121,318	(5)	$6,577	$127,895
Property and equipment	3,554	(5)	1,031	4,585
Total assets	$375,984		$7,608	$383,592

Current liabilities	$105,341	(6)	18,320	$123,661
Deferred tax liability	3,867	(7)	4,540	8,407
Total liabilities	170,381		22,860	193,241
Accumulated deficit	(19,056)		(15,252)	(34,308)
Total liabilities and stockholders’ equity	$375,984		$7,608	$383,592

Schedule of Consolidated Operation
	As Originally
	Reported		Adjustments	As Restated
Product sales, net	$362,314	(1)	$(16,589)	$345,725
Cost of goods sold	282,655	(2)	(6,733)	275,922
Operating expense	71,339	(3)	918	72,257
Income taxes	4,376	(4)	(4,478)	(102)
Net income (loss)	$7,670		$(15,252)	$(7,582)

Net income (loss) per common share
BASIC	$5.94			$(5.87)
DILUTED	$5.02			$(5.87)

WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
BASIC	1,290,566			1,290,566
DILUTED	1,529,209			1,290,566

Schedule of Consolidated Equity
			Additional
	Common Stock		Paid-Inc	Accumulated	Stockholders’
	Shares	Amount	Capital	Deficit	Equity
Balance at December 31, 2021 as originally filed	2,127,747	$1	$224,658	$(19,056)	$205,603
Adjustments to results of operations for the year ended December 31, 2021	-	-	-	(15,252)	(15,252)
Balance at December 31, 2021 as restated	2,127,747	$1	$224,658	$(34,308)	$190,351

Schedule of Consolidated Cash Flow
	As Originally			As
	Reported		Adjustments	Restated
Cash Flows from Operating Activities
Net income (loss)	$7,670		$(15,252)	$(7,582)
Receivables	(5,603)	(1-4)	444	(5,159)
Inventory	(18,459)	(5)	(8,121)	(26,580)
Accounts payable and accrued expenses	14,178	(5)	10,207	24,385
Customer deposits	(18,968)	(6)	8,113	(10,855)
Deferred tax expense (benefit)	(4,908)	(6)	4,540	(368)
Miscellaneous other accounts	1,116	(7)	69	1,185

Net cash used in operating activities	(18,328)		-	(18,328)

Net cash used in investing activities	(204,834)		-	(204,834)

Net cash provided by financing activities	247,041		-	247,041

Net change in cash and restricted cash	23,879		-	23,879
Cash and restricted cash at beginning of year	9,912		-	9,912

Cash and restricted cash at end of year	$33,791		$-	$33,791